Goodwill - Reconciliation of Goodwill by Group Segment (Details) - Goodwill - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Sep. 01, 2020	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			€ 17,044	€ 25,403
Additions			297	5
Disposals			(353)
Write-offs			(416)	(519)
Transfers			(50)	(4,950)
Exchange rate impact			(3)	(2,895)
Ending balance			16,519	17,044
Telefónica Spain | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			4,299	4,299
Additions			0	0
Disposals			(8)
Write-offs			0	0
Transfers			0	0
Exchange rate impact			0	0
Ending balance			4,291	4,299
Telefónica Brazil | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			6,258	8,814
Additions			0	0
Disposals			(36)
Write-offs			0	0
Transfers			0	0
Exchange rate impact			56	(2,556)
Ending balance			6,278	6,258
Telefónica Germany | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			4,558	4,819
Additions			0	0
Disposals		€ (172)	(172)
Write-offs			0	0
Transfers	€ (261)		0	(261)
Exchange rate impact			0	0
Ending balance			4,386	4,558
Telefónica Hispam | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			1,778	2,530
Additions			0	0
Disposals			(137)
Write-offs			(393)	(519)
Transfers			(13)	0
Exchange rate impact			(69)	(233)
Ending balance			1,166	1,778
Telefónica United Kingdom | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			0	4,847
Additions				0
Write-offs				0
Transfers				(4,750)
Exchange rate impact				(97)
Ending balance				0
Others | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			151	94
Additions			297	5
Disposals			0
Write-offs			(23)	0
Transfers			(37)	61
Exchange rate impact			10	(9)
Ending balance			€ 398	€ 151